Risk and Capital Management - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	R$ 198,428	R$ 280,136
Derivative financial instruments	41,854	23,466
Net position	41,854	23,466
Loan and lease operations portfolio	585,791	536,091
Financial Assets	1,501,481	1,424,876
Compulsory deposits	(91,248)	(94,148)
Securities sold under repurchase agreements	256,583	330,237
Funds from acceptances and issuance of securities	158,972	127,842
Borrowing and onlending	85,271	75,353
Subordinated debt	36,627
Derivative financial instruments	47,828	27,519
Net position	47,828	27,519
Financial Liabilities	1,211,999	1,151,237
Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	30,367	37,159
Interbank investments	223,888	298,674
Securities	276,721	215,783
Loan and lease operations portfolio	590,676	565,389
Financial Assets	1,163,506	1,140,471
Deposits	568,143	517,443
Compulsory deposits	(91,248)	(94,148)
Securities sold under repurchase agreements	275,811	345,234
Subordinated debt	72,384	61,529
Financial Liabilities	1,117,161	1,060,772
Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	26,797	45,335
Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	162,105	226,608
Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	34,986	26,731
Deposits	3,046	2,728
Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	116,852	77,925
Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	52,171	51,855
Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	83,951	72,660
Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	23,747	13,343
Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	26,458	13,093
Net position	32,927	19,516
Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	8,456	4,215
Net position	9,061	3,929
Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	2,162	1,835
Net position	754	470
Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	4,778	4,323
Net position	5,086	3,604
Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	82,306	72,581
Compulsory deposits	(4,412)	(5,600)
Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	144,558	136,865
Compulsory deposits	(26,234)	(24,695)
Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	338,224	305,266
Compulsory deposits	(60,602)	(63,853)
Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	9	3
Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	220,116	281,737
Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	24,318	31,788
Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	31,377	31,709
0-30 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	6,998	3,987
Derivative financial instruments	6,653	3,168
0-30 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	30,367	37,159
Interbank investments	69,756	115,278
Securities	131,195	82,144
Loan and lease operations portfolio	63,401	68,829
Financial Assets	301,717	307,397
Deposits	266,690	246,729
Compulsory deposits	(38,576)	(39,116)
Securities sold under repurchase agreements	246,499	275,395
Funds from acceptances and issuance of securities	4,335	2,189
Borrowing and onlending	6,368	6,304
Subordinated debt	251	154
Financial Liabilities	492,220	494,823
0-30 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	26,797	45,335
0-30 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	17,871	50,741
0-30 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	25,088	19,202
Deposits	2,247	1,830
0-30 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	111,487	72,026
0-30 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	7,744	52
0-30 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	11,964	10,066
0-30 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	0
0-30 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	107	705
Net position	326	923
0-30 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	4,696	1,167
Net position	3,668	883
0-30 days [Member] | Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	940	893
Net position	753	470
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,255	1,222
Net position	1,906	892
0-30 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	82,306	72,581
Compulsory deposits	(4,412)	(5,600)
0-30 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	144,558	136,865
Compulsory deposits	(26,234)	(24,695)
0-30 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	37,570	35,450
Compulsory deposits	(7,930)	(8,821)
0-30 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	9	3
0-30 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	200,499	232,776
0-30 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	17,978	10,910
0-30 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	28,022	31,709
31 - 365 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	10,959	6,384
Derivative financial instruments	12,196	6,885
31 - 365 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	0
Interbank investments	151,497	182,606
Securities	17,669	17,255
Loan and lease operations portfolio	197,090	166,503
Financial Assets	377,215	372,748
Deposits	69,367	62,909
Compulsory deposits	(14,067)	(15,228)
Securities sold under repurchase agreements	6,509	16,557
Funds from acceptances and issuance of securities	47,697	32,950
Borrowing and onlending	65,182	45,668
Subordinated debt	6,594	2,658
Financial Liabilities	193,478	152,399
31 - 365 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
31 - 365 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	144,234	175,857
31 - 365 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	7,263	6,749
Deposits	610	724
31 - 365 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	300	292
31 - 365 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	6,616	6,321
31 - 365 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	10,181	9,406
31 - 365 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	572	1,236
31 - 365 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	4,039	1,139
Net position	5,218	3,018
31 - 365 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	3,043	1,890
Net position	4,567	1,935
31 - 365 days [Member] | Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,207	942
31 - 365 days [Member] | Forward [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	1
31 - 365 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	2,670	2,413
Net position	2,410	1,932
31 - 365 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
31 - 365 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
31 - 365 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	68,757	62,185
Compulsory deposits	(14,067)	(15,228)
31 - 365 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
31 - 365 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	344	2,856
31 - 365 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	2,810	13,701
31 - 365 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	3,355
366 - 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	5,355	4,069
Derivative financial instruments	9,458	5,672
366 - 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	0
Interbank investments	1,444	468
Securities	19,846	17,853
Loan and lease operations portfolio	93,203	88,138
Financial Assets	119,848	110,528
Deposits	20,555	16,674
Compulsory deposits	(4,110)	(3,831)
Securities sold under repurchase agreements	5,218	10,933
Funds from acceptances and issuance of securities	39,505	39,077
Borrowing and onlending	6,259	11,541
Subordinated debt	11,794	6,264
Financial Liabilities	88,679	86,330
366 - 720 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
366 - 720 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
366 - 720 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	1,444	468
Deposits	53	27
366 - 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	302	292
366 - 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	12,445	12,671
366 - 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	4,967	4,185
366 - 720 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	2,132	705
366 - 720 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	4,464	2,894
Net position	8,349	4,687
366 - 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	500	975
Net position	571	823
366 - 720 days [Member] | Forward [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	15
Derivative financial instruments	0
366 - 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	376	200
Net position	538	162
366 - 720 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
366 - 720 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
366 - 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	20,502	16,647
Compulsory deposits	(4,110)	(3,831)
366 - 720 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
366 - 720 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	1,720	7,353
366 - 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	3,498	3,580
366 - 720 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	0
Over 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	18,542	9,026
Derivative financial instruments	19,521	11,794
Over 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	0
Interbank investments	1,191	322
Securities	108,011	98,531
Loan and lease operations portfolio	236,982	241,919
Financial Assets	364,726	349,798
Deposits	211,531	191,131
Compulsory deposits	(34,495)	(35,973)
Securities sold under repurchase agreements	17,585	42,349
Funds from acceptances and issuance of securities	67,435	53,626
Borrowing and onlending	7,462	11,840
Subordinated debt	53,745	52,453
Financial Liabilities	342,784	327,220
Over 720 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
Over 720 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0	10
Over 720 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	1,191	312
Deposits	136	147
Over 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	4,763	5,315
Over 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	25,366	32,811
Over 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	56,839	49,003
Over 720 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	21,043	11,402
Over 720 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	17,848	8,355
Net position	19,034	10,888
Over 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	217	183
Net position	255	288
Over 720 days [Member] | Forward [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	0
Derivative financial instruments	0
Over 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	477	488
Net position	232	618
Over 720 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
Over 720 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
Over 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	211,395	190,984
Compulsory deposits	(34,495)	(35,973)
Over 720 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Over 720 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	17,553	38,752
Over 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	32	R$ 3,597
Over 720 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	R$ 0